Share-based compensation - Disclosure of key assumptions utilized to calculate the grant-date fair values for the PSU TSR awards (Details) - PSU TSR - € / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	35.00%	37.00%	34.00%
Risk-free rate	1.95%	2.51%	2.94%
Expected dividend yields	8.00%	10.00%	9.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price (in euros per share)	€ 8.54	€ 12.40	€ 15.37
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price (in euros per share)	€ 12.82	€ 15.49	€ 15.64